Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,254	$ 1,007
Work-in-process	331	264
Finished goods	433	327
Tooling and engineering	1,361	1,206
Inventory, net, total	$ 3,379	$ 2,804